Trade and other receivables - non-current - Summary of non-current assets - trade and other receivables noncurrent (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 43	$ 7,301	$ 6,694
GBM agile deposit [member]
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current		7,258
Corporate credit card deposit [member]
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 43	$ 43